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                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                               1301 K STREET, N.W.
                                 SUITE 800 EAST
                            WASHINGTON, DC 20005-3333

                   WRITER'S DIRECT DIAL NUMBER: (202) 626-3915

                                December 5, 2002
VIA EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  HighMark Funds:  File Nos. 33-12608 and 811-5059

Ladies and Gentlemen:

         Accompanying this letter for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is a conformed copy of a Rule 497(j) Certification for HighMark Funds. This certification pertains to two of the five prospectuses contained in Post-Effective Amendment No. 38 filed on November 26, 2002 and effective November 30, 2002. A separate filing pursuant to Rule 497(c) has been made with respect to the prospectuses, each dated November 30, 2002, relating to the Retail Shares of the HighMark Equity and Fixed Income Funds, the Fiduciary Shares of the HighMark Equity and Fixed Income Funds, and the Class S Shares of the HighMark Money Market Funds, and the statement of additional information, dated November 30, 2002, relating to HighMark Funds.

         Manually executed copies of this Certification and the accompanying Power of Attorney were executed prior to the time of this filing and will be retained for five years.

         Please call me at 202-626-3915 if you have any questions regarding this filing.

                                                     Sincerely,

                                                     /s/ David J. Baum
                                                     -----------------
                                                     David J. Baum


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                            RULE 497(j) CERTIFICATION



         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 38 filed on November 26, 2002 pursuant to Rule 485(b):

         1. Prospectus, dated November 30, 2002, relating to the Retail Shares of the HighMark Money Market Funds; and

         2. Prospectus, dated November 30, 2002, relating to the Fiduciary Shares of the HighMark Money Market Funds.

         The text of Post-Effective Amendment No. 38 was filed electronically.


                                                     HighMark Funds
                                                     Registrant

                                                     /s/ James R. Foggo*
                                                         --------------

                                                     James R. Foggo
                                                     President


                                                     *By /s/ David J. Baum
                                                             -------------

                                                     David J. Baum
                                                     Attorney-in-Fact

December 5, 2002

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                               POWER OF ATTORNEY
                                -----------------


         The undersigned, being an Officer of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an Officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Signature                         Title                       Date

/s/ James R. Foggo                President and               September 19, 2001
------------------                Chief Executive Officer
James R. Foggo